Income Taxes - Schedule of Canadian Federal and Provincial Statutory Income Tax Rates (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Earnings (loss) before income taxes	$ (19,872)	$ (37,961)
Tax expense rate calculated	26.89%	26.75%
Income tax calculated using statutory rates	$ (5,343)	$ (10,153)
Non-deductible/(non-taxable) items	5,361	(1,512)
Difference in foreign tax rates	28	(25)
Movement in tax benefits not recognized	4,900	(985)
Renouncement of flow-through expenditures	6,800	4,018
Other	(371)	(38)
Income tax (recovery) expense	$ 11,375	$ (8,695)